PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2025
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 24 — PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Share of profit of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been or omitted.

As of December 31, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed balance sheets

	As of December 31,
	2025	2024
ASSETS
Amounts due from related parties	3,104	2,941
Investments in subsidiaries	$31,364,527	$39,656,197
Total Assets	$31,367,631	$39,659,138
Shareholders’ Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; 290,000 shares issued and outstanding as of December 31, 2025 and 2024	29	29
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 40,979,382 shares issued, 30,752,370 shares outstanding as of December 31, 2025; 35,728,625 shares issued,25,555,096 shares outstanding as of December 31, 2024 *	$3,075	2,556
Additional paid-in capital *	28,658,524	11,441,712
Retained earnings	4,077,897	31,355,902
Accumulated other comprehensive loss	(1,371,894)	(3,141,061)
Total Shareholders’ Equity	31,367,631	39,659,138
Total Liabilities and Shareholders’ Equity	$31,367,631	$39,659,138

Condensed statements of comprehensive income

	For the years ended
	December 31,
	2025	2024	2023
Share of profit/(loss) in subsidiaries, net (Note a)	$(27,278,005)	$12,453,369	$10,545,978
Income/(loss) before income tax	(27,278,005)	12,453,369	10,545,978
Income tax provision	—	—	—
Net income/(loss)	(27,278,005)	12,453,369	10,545,978
Other comprehensive income/(loss)
Foreign currency translation gain /(loss)	$1,769,167	$(1,135,939)	$(728,688)
Comprehensive income/(loss)	$(25,508,838)	$11,317,430	$9,817,290

Condensed statements of cash flows

	For the years ended
	December 31,
	2025	2024	2023
Cash flows from operating activities
Net income/(loss)	$(27,278,005)	$12,453,369	$10,545,978
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Equity income/loss in subsidiaries	(27,278,005)	(12,453,369)	(10,545,978)
Net cash provided by operating activities	—	—	—
Cash at beginning of year	$—	$—	$—
Cash at the end of the year	$—	$—	$—

(a)	Basis of presentation

In the parent company only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been or omitted and as such, these parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.

*Shares related information and additional paid-in capital for all periods retrospectively reflect the adjustments for Reverse Recapitalization (Note 3).